Consolidated Statements of Shareholders' Equity (Parenthetical) - $ / shares	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Cash Dividends (in dollars per share)	$ 1.15	$ 1.10	$ 1.05
Purchase of treasury stock (in shares)	17,984	1,946,228	468,918